Cover	Jun. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	MYRIAD GENETICS, INC.
Entity Central Index Key	0000899923
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26642
Entity Tax Identification Number	87-0494517
Entity Address, Address Line One	320 Wakara Way
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	801
Local Phone Number	584-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.01 par value
Trading Symbol	MYGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31